Other Revenues - Summary of Other Revenues by Type of Service (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 835,314	$ 117,969	¥ 1,074,278	¥ 973,207
Other Revenues
Disaggregation of Revenue [Line Items]
Revenues	153,959		170,803	80,264
Other Revenues | Online Direct Sales
Disaggregation of Revenue [Line Items]
Revenues	57,309		62,114	16,948
Other Revenues | Financing Solutions
Disaggregation of Revenue [Line Items]
Revenues	53,989		49,076	23,293
Other Revenues | Technology Service
Disaggregation of Revenue [Line Items]
Revenues	27,676		38,963	18,645
Other Revenues | Service, Other
Disaggregation of Revenue [Line Items]
Revenues	¥ 14,985		¥ 20,650	¥ 21,378